Operating Segments Operating Segments Level 4 (Details) - Revenue by Segment (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	[1]	$ 465	$ 2,011	$ 2,289	$ 2,398
Capital expenditures		24	62	111	91
Long-Lived Assets		1,778		1,674
Silicones [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	431	1,866	2,112	2,197
Capital expenditures		20	52	96	73
Quartz [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	34	145	177	201
Capital expenditures		4	10	15	18
UNITED STATES
Segment Reporting Information [Line Items]
Net sales		187	617	771	775
Long-Lived Assets		794		777
GERMANY
Segment Reporting Information [Line Items]
Net sales		105	629	636	657
Long-Lived Assets		262		232
CHINA
Segment Reporting Information [Line Items]
Net sales		37	174	302	320
Long-Lived Assets		193		178
JAPAN
Segment Reporting Information [Line Items]
Net sales		67	254	184	215
Long-Lived Assets		344		321
EUROPE [Member]
Segment Reporting Information [Line Items]
Net sales		69	$ 337	396	$ 431
Long-Lived Assets		$ 185		$ 166

[1]	sales are not significant and, as such, are eliminated within the selling segment.